Bank Loans - Summary of Bank Loans (Parenthetical) (Details) $ in Thousands, ¥ in Millions	1 Months Ended						12 Months Ended
	Dec. 24, 2019 USD ($)	Dec. 24, 2019 CNY (¥)	Nov. 25, 2019 USD ($)	Nov. 20, 2019 USD ($)	Aug. 14, 2018 USD ($)	Aug. 14, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 25, 2019 CNY (¥)	Nov. 20, 2019 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	May 20, 2015 USD ($)	May 20, 2015 CNY (¥)
Line of Credit Facility [Line Items]
- Proceeds from bank loans							$ 2,109		$ 18,898	$ 28,636
Debt instrument, basis spread on variable rate				1.58%	1.57%	1.57%
Sinovac Dalian
Line of Credit Facility [Line Items]
Debt Instrument, Collateral Amount				$ 2,418									¥ 16.8
- Proceeds from bank loans					$ 478	¥ 3.3
Bank of China [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage				5.83%	5.88%	5.88%							5.83%
- Proceeds from bank loans	$ 1,005	¥ 7.0			$ 727	¥ 5.0
Debt instrument, description of variable rate basis				158 basis points					157 basis points
Line of credit facility, maximum borrowing capacity				$ 2,873									¥ 20.0
Silicon Valley Bank | Sinovac Dalian
Line of Credit Facility [Line Items]
Proceeds from lines of credit							1,087	¥ 7.6
Silicon Valley Bank | Sinovac Dalian | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt Instrument, face amount			$ 7,182									¥ 50.0
Debt instrument, description of variable rate basis			125 basis points
Debt instrument, interest rate, stated percentage			5.40%									5.40%
Bank Term Loan Drawn On July 2015 | Bank of Beijing [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Debt Instrument, face amount														$ 3,419	¥ 23.8			$ 6,895	¥ 48.0
Loans payable, current, total																$ 423	¥ 2.9
Debt instrument, interest rate, effective percentage														4.75%	4.75%	5.25%	5.25%
Debt Instrument, Collateral Amount							$ 1,760				¥ 12.3